Note 6 - Additional Cash Flow Disclosures (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Interest paid	$ 0	$ 0	$ 21
Accretion Expense			$ 13